Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[3]
Current
Trade payables		$ 2,164	$ 2,473
Construction contract-related payables	[1]	318	258
Deferred and contingent acquisition consideration	[2]	34	51
Accruals and other payables		2,273	2,131
Amounts payable to equity accounted investments		3	3
Total		4,792	4,916	[3]	$ 5,277
Non-current
Other payables		381	220
Deferred and contingent acquisition consideration	[1]	330	325
Total		$ 711	$ 545

[1]	The fair value of total contingent consideration is $301 million (2019: $278 million) (Level 3 in the fair value hierarchy), and deferred consideration is $63 million (2019: $98 million). On an undiscounted basis, the corresponding future payments relating to contingent consideration, for which the Group may be liable, ranges from $288 million to $444 million. This is based on a range of estimated potential outcomes of the expected payment amounts primarily dependent on underlying performance metrics as set out in the relevant agreements. The fair value of contingent consideration is arrived at through discounting the expected payment to present value. Based on a reasonable possible change in assumptions, the fair value ranges from $232 million to $359 million on a discounted basis.
[2]	The fair value of total contingent consideration is $301 million (2019: $278 million) (Level 3 in the fair value hierarchy), and deferred consideration is $63 million (2019: $98 million). On an undiscounted basis, the corresponding future payments relating to contingent consideration, for which the Group may be liable, ranges from $288 million to $444 million. This is based on a range of estimated potential outcomes of the expected payment amounts primarily dependent on underlying performance metrics as set out in the relevant agreements. The fair value of contingent consideration is arrived at through discounting the expected payment to presents value. Based on a reasonable possible change in assumptions, the fair value ranges from $232 million to $359 million on a discounted basis.
[3]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.